Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Taxes [Abstract]
Schedule of Provision for Income Taxes

The provision for income taxes consisted of the following:

	For the Years Ended December 31,
	2025	2024	2023
Current
China	$92,270	$101,922	$363,605
Deferred
China	(52,534)	(21,916)	(19,019)
Income tax provision	$39,736	$80,006	$344,586

Schedule of Reconciles the PRC Statutory Rate

The following table reconciles the PRC statutory rate to the Company’s effective tax rate:

	For the Years Ended December 31,
	2025	2024	2023
PRC statutory tax rate	25.0%	25.0%	25.0%
Additional deduction of research and development expenses	6.7%	2.9%	(8.2)%
Non-deductible expenses	(21.2)%	(24.3)%	1.2%
Effect of PRC preferential tax rate	2.8%	1.9%	(3.2)%
Adjustments in respect of current income tax of previous years	(3.0)%	1.3%	-%
Effect of different tax rates in the different tax jurisdictions	(12.6)%	(8.2)%	3.9%
Effective tax rate	(2.3)%	(1.4)%	18.7%

Schedule of Net Deferred Tax Assets and Liabilities

Components of net deferred tax assets and liabilities were as follows:

	As of December 31,
	2025	2024
Allowance for credit loss	$8,961	$2,421
Inventories valuation allowance	28,336	12,676
Operating lease liabilities	170,111	5,012
Deferred tax assets	207,408	20,109
Right-of-use asset	(167,281)	(5,720)
Depreciation	(213,322)	(235,940)
Deferred tax liabilities	(380,603)	(241,660)
Net deferred tax liabilities	$(173,195)	$(221,551)

Schedule of Movement of Net Deferred Tax Liabilities and Assets

The movement of net deferred tax liabilities and assets were as follows:

	For the Years Ended December 31,
	2025	2024	2023
Balance at beginning of the year	$(221,551)	$(246,893)	$6,143
Current year reduction (addition)	52,534	21,916	(254,224)
Foreign exchange difference	(4,178)	3,426	1,188
Balance at end of the year	$(173,195)	$(221,551)	$(246,893)